Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2011
Marketable securities and other securities investments

6. Marketable securities and other securities investments:

Marketable securities and other securities investments include government bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥2,695,248	¥24,228	¥64,647	¥2,654,829
Common stocks	555,526	369,670	72,421	852,775
Other	403,776	17,588	1	421,363

Total	¥3,654,550	¥411,486	¥137,069	¥3,928,967

Securities not practicable to determine fair value
Common stocks	¥95,304
Other	25,173

Total	¥120,477

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,174,236	¥21,712	¥68,778	¥3,127,170
Common stocks	670,405	398,140	108,316	960,229
Other	561,387	15,940	376	576,951

Total	¥4,406,028	¥435,792	¥177,470	¥4,664,350

Securities not practicable to determine fair value
Common stocks	¥109,203
Other	23,069

Total	¥132,272

	U.S. dollars in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	$38,175	$261	$827	$37,609
Common stocks	8,063	4,788	1,303	11,548
Other	6,751	192	4	6,939

Total	$52,989	$5,241	$2,134	$56,096

Securities not practicable to determine fair value
Common stocks	$1,313
Other	278

Total	$1,591

Government bonds include 76% of Japanese government bonds, and 24% of U.S. and European government bonds as of March 31, 2010, and 77% of Japanese government bonds, and 23% of U.S. and European government bonds as of March 31, 2011. Listed stocks on the Japanese stock markets represent 88% and 86% of common stocks which are included in available-for-sale as of March 31, 2010 and 2011, respectively. “Other” includes primarily commercial paper.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material at March 31, 2010 and 2011.

As of March 31, 2010 and 2011, maturities of government bonds and other included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥800,422 million, ¥77,025 million and ¥189,037 million ($2,273 million) for the years ended March 31, 2009, 2010 and 2011, respectively. On those sales, gross realized gains were ¥35,694 million, ¥3,186 million and ¥8,974 million ($108 million) and gross realized losses were ¥1,856 million, ¥7 million and ¥87 million ($1 million), respectively.

During the years ended March 31, 2009, 2010 and 2011, Toyota recognized impairment losses on available-for-sale securities of ¥220,920 million, ¥2,486 million and ¥7,915 million ($95 million), respectively, which are included in “Other income (loss), net” in the accompanying consolidated statements of income. Impairment losses recognized during the year ended March 31, 2009 primarily include a loss for an other-than-temporary impairment on a certain investment for which Toyota previously recorded an exchange gain.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.